Acquisitions / Business Combinations (Details 6) (Good Herbs [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Purchase price assets and liabilities acquired	$ 800
Trademarks [Member]
Purchase price assets and liabilities acquired	200
Customer Related Intangible [Member]
Purchase price assets and liabilities acquired	200
Distributor Organization [Member]
Purchase price assets and liabilities acquired	520
Accrued Expenses [Member]
Purchase price assets and liabilities acquired	$ (120)